Income Taxes	12 Months Ended
Dec. 31, 2012
Income Taxes
Income Taxes

NOTE 10. INCOME TAXES

Significant components of our deferred tax liabilities (assets) are as follows at December 31:

	2012	2011
Depreciation and amortization	$41,411	$39,367
Intangibles (nonamortizable)	1,874	1,897
Employee benefits	(13,350)	(14,950)
Net operating loss and other carryforwards	(2,167)	(1,502)
Other – net	(1,199)	(1,451)
Subtotal	26,569	23,361
Deferred tax assets valuation allowance	886	917
Net deferred tax liabilities	$27,455	$24,278

Net long-term deferred tax liabilities	$28,491	$25,748
Less: Net current deferred tax assets	(1,036)	(1,470)
Net deferred tax liabilities	$27,455	$24,278

At December 31, 2012, we had combined net operating and capital loss carryforwards (tax effected) for federal income tax purposes of $780 and for state and foreign income tax purposes of $956, expiring through 2031. Additionally, we had state credit carryforwards of $431, expiring primarily through 2032.

We recognize a valuation allowance if, based on the weight of available evidence, it is more likely than not that some portion, or all, of a deferred tax asset will not be realized. Our valuation allowances at December 31, 2012 and 2011, relate primarily to state net operating loss and state credit carryforwards.

We recognize the financial statement effects of a tax return position when it is more likely than not, based on the technical merits, that the position will ultimately be sustained. For tax positions that meet this recognition threshold, we apply our judgment, taking into account applicable tax laws and our experience in managing tax audits and relevant GAAP, to determine the amount of tax benefits to recognize in our financial statements. For each position, the difference between the benefit realized on our tax return and the benefit reflected in our financial statements is recorded on our consolidated balance sheets as an unrecognized tax benefit (UTB). We update our UTBs at each financial statement date to reflect the impacts of audit settlements and other resolution of audit issues, expiration of statutes of limitation, developments in tax law and ongoing discussions with taxing authorities. A reconciliation of the change in our UTB balance from January 1 to December 31 for 2012 and 2011 is as follows:

Federal, State and Foreign Tax	2012	2011
Balance at beginning of year	$4,541	$4,360
Increases for tax positions related to the current year	791	217
Increases for tax positions related to prior years	991	848
Decreases for tax positions related to prior years	(1,426)	(1,066)
Lapse of statute of limitations	(29)	-
Settlements	(75)	182
Balance at end of year	4,793	4,541
Accrued interest and penalties	977	1,312
Gross unrecognized income tax benefits	5,770	5,853
Less: Deferred federal and state income tax benefits	(610)	(797)
Less: Tax attributable to timing items included above	(2,448)	(2,331)
Total UTB that, if recognized, would impact the
effective income tax rate as of the end of the year	$2,712	$2,725

Periodically we make deposits to taxing jurisdictions which reduce our UTB balance but are not included in the reconciliation above. The amount of deposits that reduced our UTB balance was $2,372 at December 31, 2012, and $2,508 at December 31, 2011.

Accrued interest and penalties included in UTBs were $977 as of December 31, 2012, and $1,312 as of December 31, 2011. We record interest and penalties related to federal, state and foreign UTBs in income tax expense. The net interest and penalty expense (benefit) included in income tax expense was $(74) for 2012, $(65) for 2011, and $(194) for 2010.

We file income tax returns in the U.S. federal jurisdiction and various state, local and foreign jurisdictions. As a large taxpayer, our income tax returns are regularly audited by the Internal Revenue Service (IRS) and other taxing authorities. The IRS has completed field examinations of our tax returns through 2008. All audit periods prior to 2003 are closed for federal examination purposes. We are engaged with the IRS Appeals Division in resolving issues related to our 2003 through 2008 returns; we are unable to estimate the impact the resolution of these issues may have on our UTBs.

The components of income tax (benefit) expense are as follows:

	2012	2011	2010
Federal:
Current	$451	$(420)	$307
Deferred – net	2,256	2,555	(2,105)
	2,707	2,135	(1,798)
State, local and foreign:
Current	702	23	141
Deferred – net	(509)	374	495
	193	397	636
Total	$2,900	$2,532	$(1,162)

A reconciliation of income tax expense (benefit) and the amount computed by applying the statutory federal income tax rate (35%) to income from continuing operations before income taxes is as follows:

	2012	2011	2010
Taxes computed at federal statutory rate	$3,654	$2,351	$6,383
Increases (decreases) in income taxes resulting from:
State and local income taxes – net of federal income tax benefit	85	210	441
Goodwill Impairment	-	961	-
Healthcare Reform Legislation	-	-	917
IRS Settlement – 2008 Wireless Restructuring	-	-	(8,300)
Other – net	(839)	(990)	(603)
Total	$2,900	$2,532	$(1,162)
Effective Tax Rate	27.8%	37.7%	(6.4)%

In March 2010, comprehensive healthcare reform legislation, which included a change in the tax treatment related to Medicare Part D subsidies, was enacted. We recorded a $995 charge to income tax expense in our consolidated statement of income during the first quarter of 2010 and increased our deferred income taxes liability balance to reflect the impact of this change.

In September 2010, we reached a settlement with the IRS on tax basis calculations related to a 2008 restructuring of our wireless operations. The IRS settlement resolved the uncertainty regarding the amount and timing of amortization deductions related to certain of our wireless assets. We recorded an $8,300 reduction to income tax expense in our consolidated statement of income during the third quarter of 2010 and corresponding decreases of $6,760 to our net noncurrent deferred income tax liabilities and $1,540 to other net tax liabilities to reflect the tax benefits of the settlement. The IRS settlement resulted in a reduction to our UTBs for tax positions related to prior years of $1,057, which also reduced the total amount of UTBs that, if recognized, would impact the effective tax rate.